Results for the Year - Major components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Results for the Year
Current income tax benefit (expense)	$ 161	$ (244,288)	$ (79)
Deferred income tax benefit (expense)	43	(23,107)	21,282
Total income tax benefit (expense)	$ 204	$ (267,395)	$ 21,203